SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Number of warrants, beginning balance	208,333	80,087
Weighted Average Exercise Price	$ 9.42	$ 12.77
Granted	888,763	208,333
Weighted average exercise price, granted	$ 12.81	$ 9.48
Warrants expired		(80,087)
Weighted average exercise price, warrants expired		$ 13.46
Number of warrants, ending balance	1,097,097	208,333
Weighted Average Exercise Price	$ 11.96	$ 9.42